Unsecured Debt	12 Months Ended
Nov. 30, 2018
Debt Disclosure [Abstract]
Unsecured Debt
Unsecured Debt

	November 30, 2018		November 30,
(in millions)	Interest Rates	Maturities Through	2018		2017
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2030	$1,819		$860
EUR fixed rate	3.8% to 4.5%	2025	189		229
Floating rate	3.0% to 3.3%	2022	240		307
EUR floating rate	0.0% to 0.7%	2027	1,297		1,596
Bank Loans
EUR fixed rate	0.5% to 3.9%	2021	257		653
Floating rate	3.2% to 3.6%	2025	495		500
EUR floating rate	0.3% to 0.7%	2023	1,193		355
GBP floating rate	1.3% to 1.7%	2023	848	—	415
Private Placement Notes
EUR fixed rate	—	—	—		57
Publicly-Traded Notes
Fixed rate	4.0% to 7.2%	2028	1,217		1,717
EUR fixed rate	1.1% to 1.9%	2022	1,989		2,072
Short-Term Borrowings
Floating rate commercial paper	—	—	—		420
EUR floating rate commercial paper	(0.2)%	2019	621		65
EUR fixed rate bank loans	(0.2)%	2019	227		—
Total Debt			10,394		9,246
Less: Unamortized debt issuance costs			(71)		(51)
Total Debt, net of unamortized debt issuance costs			10,323		9,195
Less: Short-term borrowings			(848)		(485)
Less: Current portion of long-term debt			(1,578)		(1,717)
Long-Term Debt			$7,897		$6,993

The debt table does not include the impact of our foreign currency and interest rate swaps. The interest rates on some of our debt, and in the case of our main revolving credit facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc. For the twelve months ended November 30, 2018 and 2017, we had borrowings of $2 million and $111 million and repayments of $2 million and $364 million of commercial paper with original maturities greater than three months.

Interest-bearing debt is recorded at initial fair value, which normally reflects the proceeds received by us, net of debt issuance costs, and is subsequently stated at amortized cost. Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts and premiums are amortized to interest expense using the effective interest rate method over the term of the notes.

Substantially all of our fixed rate debt can be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us to:

•Maintain minimum debt service coverage
•Maintain minimum shareholders’ equity
•Limit our debt to capital and debt to equity ratios
•Limit the amounts of our secured assets as well as secured and other indebtedness

Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables could become due, and all debt and derivative contracts could be terminated. At November 30, 2018, we were in compliance with all of our debt covenants.

The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2018
2019	$2,426
2020	2,143
2021	1,101
2022	1,081
2023	1,776
Thereafter	1,868
$10,394

Committed Ship Financings

We have unsecured euro and U.S. dollar long-term export credit committed ship financings. These commitments, if drawn at the time of ship delivery, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

Revolving Credit Facilities

At November 30, 2018, we had $2.9 billion of total revolving credit facilities comprised of a $2.6 billion ($1.9 billion, €500 million and £169 million) multi-currency revolving credit facility that expires in 2021 (the “Facility”) and a $300 million revolving credit facility that expires in 2020. A total of $2.3 billion of this capacity was available for drawing, which is net of outstanding commercial paper. The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 30 basis points (“bps”). The margin varies based on changes to Carnival Corporation’s and Carnival plc’s long-term senior unsecured credit ratings. We are required to pay a commitment fee on any undrawn portion.